Disclosure of detailed information about property plant and equipment (Details) - USD ($)	6 Months Ended
	Feb. 28, 2023	Feb. 28, 2022	Aug. 31, 2022
IfrsStatementLineItems [Line Items]
Property and equipment, cost, beginning balance	$ 412,732	$ 995,502
Additions	37,131	47,671
Impairment		(153,193)
Held for sale - Eden Games		(384,673)
Foreign exchange	(1,668)	(22,466)
Property and equipment, cost, ending balance	448,195	482,841
Accumulated depreciation, beginning balance	285,342	591,691
Depreciation	46,533	70,915
Held for sale - Eden Games		(341,106)
Foreign exchange	(1,606)	(5,912)
Accumulated depreciation, ending balance	330,269	315,588
Property and equipment, net book value	117,926		$ 127,390
Leasehold improvements [member]
IfrsStatementLineItems [Line Items]
Property and equipment, cost, beginning balance	59,102	218,851
Additions
Impairment		(153,193)
Held for sale - Eden Games		(7,613)
Foreign exchange	77	1,216
Property and equipment, cost, ending balance	59,179	59,261
Accumulated depreciation, beginning balance	59,102	63,367
Depreciation		3,725
Held for sale - Eden Games		(7,361)
Foreign exchange	77	(470)
Accumulated depreciation, ending balance	59,179	59,261
Property and equipment, net book value
Computer equipment [member]
IfrsStatementLineItems [Line Items]
Property and equipment, cost, beginning balance	271,636	603,607
Additions	37,131	46,111
Impairment
Held for sale - Eden Games		(323,150)
Foreign exchange	(1,960)	(20,606)
Property and equipment, cost, ending balance	306,807	305,962
Accumulated depreciation, beginning balance	180,579	406,231
Depreciation	46,006	54,281
Held for sale - Eden Games		(285,353)
Foreign exchange	(1,899)	(2,734)
Accumulated depreciation, ending balance	224,686	172,425
Property and equipment, net book value	82,121		91,057
Furniture and fixtures [member]
IfrsStatementLineItems [Line Items]
Property and equipment, cost, beginning balance	81,994	173,044
Additions		1,560
Impairment
Held for sale - Eden Games		(53,910)
Foreign exchange	215	(3,076)
Property and equipment, cost, ending balance	82,209	117,618
Accumulated depreciation, beginning balance	45,661	122,093
Depreciation	527	12,909
Held for sale - Eden Games		(48,392)
Foreign exchange	216	(2,708)
Accumulated depreciation, ending balance	46,404	$ 83,902
Property and equipment, net book value	$ 35,805		$ 36,333